Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
August 31, 2023
AXS3-NPRT3-1023
1.967936.109
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.5%
Entertainment - 3.4%
Netflix, Inc. (a)	8,600	3,729,648
Roku, Inc. Class A (a)	193,696	15,728,115
Sea Ltd. ADR (a)	138,840	5,224,549
		24,682,312
Interactive Media & Services - 12.4%
Alphabet, Inc.:
Class A (a)	115,200	15,686,784
Class C (a)	273,760	37,600,936
Epic Games, Inc. (a)(b)(c)	2,200	1,370,072
Meta Platforms, Inc. Class A (a)	90,489	26,774,790
Snap, Inc. Class A (a)	421,100	4,358,385
Zoominfo Technologies, Inc. (a)	177,984	3,207,272
		88,998,239
Media - 0.2%
Magnite, Inc. (a)	137,702	1,136,042
The Trade Desk, Inc. (a)	955	76,429
		1,212,471
Wireless Telecommunication Services - 3.5%
T-Mobile U.S., Inc. (a)	181,824	24,773,520
TOTAL COMMUNICATION SERVICES		139,666,542
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(b)(c)	77,208	2,216
Rad Power Bikes, Inc. (a)(b)(c)	13,874	9,296
Tesla, Inc. (a)	260	67,101
		78,613
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	234,080	32,305,381
Hotels, Restaurants & Leisure - 0.0%
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	1,133	34
Stage 2 rights (a)(c)	1,132	23
Stage 3 rights (a)(c)	1,132	11
Stage 4 rights (a)(c)	1,132	11
Stage 5:
rights (a)(c)	1,132	11
rights (a)(c)	1,132	11
		101
Household Durables - 0.1%
D.R. Horton, Inc.	600	71,412
Lennar Corp. Class A	800	95,272
		166,684
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	10,500	66,990
Specialty Retail - 2.4%
Auto1 Group SE (a)(d)	255,268	2,143,538
Carvana Co. Class A (a)	94,900	4,778,215
Cazoo Group Ltd. Class A (a)(e)	25,917	29,286
Floor & Decor Holdings, Inc. Class A (a)(e)	51,700	5,154,490
Lowe's Companies, Inc.	13,600	3,134,528
RH (a)	1,200	438,228
Wayfair LLC Class A (a)	21,586	1,491,808
		17,170,093
Textiles, Apparel & Luxury Goods - 0.7%
Bombas LLC (a)(b)(c)	174,908	468,753
lululemon athletica, Inc. (a)	12,101	4,613,627
		5,082,380
TOTAL CONSUMER DISCRETIONARY		54,870,242
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	1,900	694,317
The Coca-Cola Co.	12,000	717,960
		1,412,277
Consumer Staples Distribution & Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	40,900	2,756,251
Food Products - 0.0%
Local Bounti Corp. (a)(e)	14,407	44,950
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	709	4,509
TOTAL CONSUMER STAPLES		4,217,987
ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp. (a)	129,900	3,594,333
Canadian Natural Resources Ltd.	30,000	1,940,941
Exxon Mobil Corp.	2,000	222,380
Hess Corp.	21,300	3,290,850
Ovintiv, Inc.	69,700	3,273,112
Tourmaline Oil Corp. (e)	53,400	2,738,370
		15,059,986
FINANCIALS - 8.9%
Banks - 0.2%
Starling Bank Ltd. Series D (a)(b)(c)	244,400	1,003,123
Capital Markets - 0.7%
LPL Financial	21,300	4,911,567
Financial Services - 8.0%
Apollo Global Management, Inc.	7,800	681,252
Block, Inc. Class A (a)	197,679	11,396,194
Dlocal Ltd. (a)(e)	289,856	6,214,513
Fiserv, Inc. (a)	51,400	6,239,446
FleetCor Technologies, Inc. (a)	600	163,038
Global Payments, Inc.	61,000	7,728,090
Marqeta, Inc. Class A (a)	903,588	5,557,066
MasterCard, Inc. Class A	10,401	4,291,869
Payoneer Global, Inc. (a)(b)	15,500	95,945
Repay Holdings Corp. (a)	246,330	2,271,163
Shift4 Payments, Inc. (a)	36,300	2,061,477
Visa, Inc. Class A	44,026	10,816,308
		57,516,361
TOTAL FINANCIALS		63,431,051
HEALTH CARE - 9.7%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	1,963	388,321
ALX Oncology Holdings, Inc. (a)	25,200	107,352
Argenx SE ADR (a)	4,090	2,055,184
Ascendis Pharma A/S sponsored ADR (a)	8,116	795,530
Celldex Therapeutics, Inc. (a)	29,200	814,680
Cytokinetics, Inc. (a)	41,141	1,437,467
Icosavax, Inc. (a)	66,990	518,503
Keros Therapeutics, Inc. (a)	12,000	421,320
Moderna, Inc. (a)	400	45,228
Nuvalent, Inc. Class A (a)	12,000	546,840
Regeneron Pharmaceuticals, Inc. (a)	900	743,841
Repligen Corp. (a)	2,900	504,339
Vaxcyte, Inc. (a)	54,202	2,814,168
Zentalis Pharmaceuticals, Inc. (a)	42,100	1,118,176
		12,310,949
Health Care Equipment & Supplies - 2.3%
Blink Health LLC Series A1 (a)(b)(c)	1,597	76,337
Boston Scientific Corp. (a)	199,501	10,761,084
Insulet Corp. (a)	4,245	813,809
Penumbra, Inc. (a)	8,695	2,299,828
TransMedics Group, Inc. (a)	41,099	2,697,327
		16,648,385
Health Care Providers & Services - 4.3%
agilon health, Inc. (a)(e)	338,183	5,992,603
Alignment Healthcare, Inc. (a)	40,903	238,874
Centene Corp. (a)	57,923	3,570,953
Humana, Inc.	14,919	6,887,058
P3 Health Partners, Inc. Class A (a)	47,156	93,369
UnitedHealth Group, Inc.	29,491	14,054,821
		30,837,678
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	12,300	637,755
Danaher Corp.	10,497	2,781,705
Thermo Fisher Scientific, Inc.	4,500	2,506,950
		5,926,410
Pharmaceuticals - 0.6%
Eli Lilly & Co.	7,100	3,934,820
TOTAL HEALTH CARE		69,658,242
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp. Class A (a)(b)(c)	3,000	243,000
The Boeing Co. (a)	14,000	3,136,420
		3,379,420
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	107,300	1,803,713
Electrical Equipment - 1.3%
Bloom Energy Corp. Class A (a)(e)	56,000	839,440
Eaton Corp. PLC	4,700	1,082,739
Nextracker, Inc. Class A	2,900	122,148
Sunrun, Inc. (a)	4,300	67,209
Vertiv Holdings Co.	182,900	7,204,431
		9,315,967
Ground Transportation - 3.2%
Bird Global, Inc.:
Stage 1 rights (a)(c)	152	2
Stage 2 rights (a)(c)	152	0
Stage 3 rights (a)(c)	152	0
Lyft, Inc. (a)	285,072	3,358,148
Uber Technologies, Inc. (a)	413,376	19,523,748
		22,881,898
TOTAL INDUSTRIALS		37,380,998
INFORMATION TECHNOLOGY - 41.0%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	36,600	1,981,158
Electronic Equipment, Instruments & Components - 3.1%
Coherent Corp. (a)	26,600	1,000,958
Flex Ltd. (a)	589,590	16,266,788
Jabil, Inc.	43,300	4,954,386
		22,222,132
IT Services - 2.0%
EPAM Systems, Inc. (a)	26,400	6,837,336
Globant SA (a)	1,500	306,705
MongoDB, Inc. Class A (a)	18,200	6,939,660
Snowflake, Inc. (a)	2,300	360,755
		14,444,456
Semiconductors & Semiconductor Equipment - 17.3%
Advanced Micro Devices, Inc. (a)	122,600	12,961,272
Applied Materials, Inc.	11,466	1,751,546
GlobalFoundries, Inc. (a)	47,500	2,624,375
Marvell Technology, Inc.	200,177	11,660,310
NVIDIA Corp.	127,176	62,767,715
NXP Semiconductors NV	67,128	13,809,572
ON Semiconductor Corp. (a)	146,242	14,398,987
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	45,400	4,248,078
		124,221,855
Software - 16.6%
Adobe, Inc. (a)	4,100	2,293,294
Autodesk, Inc. (a)	1,600	355,104
Bill Holdings, Inc. (a)	21,600	2,490,480
Convoy, Inc. warrants (a)(b)(c)	6,152	16,118
Datadog, Inc. Class A (a)	41,500	4,003,920
DoubleVerify Holdings, Inc. (a)	54,440	1,840,616
Dynatrace, Inc. (a)	111,647	5,381,385
Elastic NV (a)	44,113	2,729,712
Five9, Inc. (a)	24,000	1,736,880
HubSpot, Inc. (a)	6,674	3,647,474
Intapp, Inc. (a)	59,679	2,184,848
Intuit, Inc.	6,913	3,745,533
Microsoft Corp.	211,083	69,184,564
Oracle Corp.	48,800	5,875,032
Palo Alto Networks, Inc. (a)	8,700	2,116,710
Salesforce, Inc. (a)	21,679	4,801,031
ServiceNow, Inc. (a)	10,768	6,340,521
Stripe, Inc. Class B (a)(b)(c)	2,500	46,400
		118,789,622
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	58,613	11,011,624
Pure Storage, Inc. Class A (a)	36,800	1,346,512
		12,358,136
TOTAL INFORMATION TECHNOLOGY		294,017,359
UTILITIES - 1.6%
Electric Utilities - 1.1%
Constellation Energy Corp.	26,933	2,805,341
PG&E Corp. (a)	320,100	5,217,630
		8,022,971
Independent Power and Renewable Electricity Producers - 0.5%
NextEra Energy Partners LP	62,690	3,126,977
TOTAL UTILITIES		11,149,948
TOTAL COMMON STOCKS (Cost $393,499,407)		689,452,355

Preferred Stocks - 2.3%
	Shares	Value ($)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	4,644	1,049,962

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	1,809	1,212
Series C(a)(b)(c)	7,117	11,387
Series D(a)(b)(c)	12,697	31,996
		44,595
CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	2,400	189,888
Instacart, Inc.:
Series H(a)(b)(c)	10,566	458,142
Series I(a)(b)(c)	3,119	135,240
		783,270
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,745	68,588

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(c)	70,175	446,313
Series D(a)(b)(c)	938	5,966
		452,279
TOTAL CONSUMER STAPLES		1,304,137

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	5,401	116,176

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	15,631	747,162

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	5,837	292,550

TOTAL HEALTH CARE		1,039,712

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.8%
Relativity Space, Inc. Series E (a)(b)(c)	36,263	766,962
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,290	2,664,900
Series N(a)(b)(c)	2,559	2,072,790
		5,504,652
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	15,188	1,720,649

TOTAL INDUSTRIALS		7,225,301

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	12,100	149,193
Enevate Corp. Series E (a)(b)(c)	285,844	240,109
		389,302
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(b)(c)	19,716	139,589
Series F(a)(b)(c)	13,160	93,173
		232,762
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(b)(c)	10,622	117,586
Series F2(a)(b)(c)	5,609	62,092
SiMa.ai:
Series B(a)(b)(c)	40,700	251,119
Series B1(a)(b)(c)	5,810	41,832
Xsight Labs Ltd. Series D (a)(b)(c)	17,400	100,050
		572,679
Software - 0.3%
Convoy, Inc. Series D (a)(b)(c)	93,888	545,489
Databricks, Inc. Series G (a)(b)(c)	6,600	485,100
Moloco, Inc. Series A (b)(c)	11,676	700,560
Mountain Digital, Inc. Series D (a)(b)(c)	28,106	402,759
Stripe, Inc. Series H (a)(b)(c)	5,729	106,330
Tenstorrent, Inc. Series C1 (a)(b)(c)	1,200	66,696
		2,306,934
TOTAL INFORMATION TECHNOLOGY		3,501,677

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	23,194	770,969

TOTAL CONVERTIBLE PREFERRED STOCKS		15,052,529
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,387,600	39,824
Waymo LLC Series A2 (a)(b)(c)	2,896	173,963
		213,787
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(b)(c)	53,240	1,145,192

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	17,900	223,750

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,582,729
TOTAL PREFERRED STOCKS (Cost $14,822,122)		16,635,258

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	47,700	56,005
4% 6/12/27 (b)(c)	13,100	15,381
4.5% 10/27/25 (b)(c)(g)	404,059	405,514
		476,900
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	40,971	43,634
TOTAL CONVERTIBLE BONDS (Cost $505,830)		520,534

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(h)	248,956	306,390
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h)	63,300	59,186
TOTAL PREFERRED SECURITIES (Cost $312,256)		365,576

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (i)	2,697,562	2,698,101
Fidelity Securities Lending Cash Central Fund 5.44% (i)(j)	12,856,407	12,857,692
TOTAL MONEY MARKET FUNDS (Cost $15,555,793)		15,555,793

Equity Funds - 1.0%
	Shares	Value ($)
Domestic Equity Funds - 1.0%
iShares Russell 1000 Growth Index ETF (Cost $7,503,154)	26,600	7,498,806

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $432,198,562)	730,028,322
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(13,863,388)
NET ASSETS - 100.0%	716,164,934

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,857,137 or 2.9% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,143,538 or 0.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767

Beta Technologies, Inc. Series A	4/09/21	1,112,825

Blink Health LLC Series A1	12/30/20	43,263

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Bombas LLC	2/16/21 - 11/12/21	830,401

Bowery Farming, Inc. Series C1	5/18/21	828,127

ByteDance Ltd. Series E1	11/18/20	508,862

CelLink Corp. Series D	1/20/22	251,969

Circle Internet Financial Ltd. Series E	5/11/21	864,100

Circle Internet Financial Ltd. Series F	5/09/22	227,598

Convoy, Inc. Series D	10/30/19	1,271,244

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	40,971

Databricks, Inc. Series G	2/01/21	390,209

Diamond Foundry, Inc. Series C	3/15/21	556,656

Enevate Corp. Series E	1/29/21	316,911

Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000

GaN Systems, Inc. Series F1	11/30/21	90,075

GaN Systems, Inc. Series F2	11/30/21	47,564

GaN Systems, Inc. 0%	11/30/21	248,956

GoBrands, Inc. Series G	3/02/21	599,322

Gupshup, Inc.	6/08/21	409,287

Instacart, Inc. Series H	11/13/20	633,960

Instacart, Inc. Series I	2/26/21	389,875

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Moloco, Inc. Series A	6/26/23	700,560

Mountain Digital, Inc. Series D	11/05/21	645,463

Neutron Holdings, Inc.	2/04/21	772

Neutron Holdings, Inc. Series 1C	7/03/18	253,709

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	404,059

Payoneer Global, Inc.	2/03/21	155,000

Rad Power Bikes, Inc.	1/21/21	66,926

Rad Power Bikes, Inc. Series A	1/21/21	8,726

Rad Power Bikes, Inc. Series C	1/21/21	34,331

Rad Power Bikes, Inc. Series D	9/17/21	121,686

Relativity Space, Inc. Series E	5/27/21	828,069

SiMa.ai Series B	5/10/21	208,685

SiMa.ai Series B1	4/25/22 - 10/17/22	41,198

Space Exploration Technologies Corp. Class A	2/16/21	125,997

Space Exploration Technologies Corp. Series I	4/05/18	556,010

Space Exploration Technologies Corp. Series N	8/04/20	690,930

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193

Stripe, Inc. Class B	5/18/21	100,321

Stripe, Inc. Series H	3/15/21 - 5/25/23	229,877

Tenstorrent, Inc. Series C1	4/23/21	71,345

Tenstorrent, Inc. 0%	4/23/21	63,300

Waymo LLC Series A2	5/08/20	248,671

Xsight Labs Ltd. Series D	2/16/21	139,130

Yanka Industries, Inc. Series E	5/15/20	238,154

Yanka Industries, Inc. Series F	4/08/21	419,499

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	2,314,371	175,048,952	174,665,222	104,154	-	-	2,698,101	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	6,708,138	115,562,552	109,412,998	125,768	-	-	12,857,692	0.0%
Total	9,022,509	290,611,504	284,078,220	229,922	-	-	15,555,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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